RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 3 – RELATED PARTY TRANSACTIONS

Due to related parties

During the six months ended June 30, 2025 and 2024, the Company borrowed an aggregate of $41,266 and $177,564, proceeds from Mr. Heng Fei Yang, the Company’s CEO and sole director. The Company repaid $157,185 during the six months ended June 30, 2025 and $0 in the same period in 2024. These loans are unsecured, interest-free, and repayable on demand. As of June 30, 2025 and December 31, 2024, the outstanding loan balance was $619,277 and $734,095, respectively.

Advances from related parties

On April 18, 2023, the Company entered into a sale agreement with Suzhou Aixi Health Technology Co., Ltd. (“Aixi”) to sell 100 sets of granphene based sauna rooms for approximately $253,000. The related products were delivered and sold in 2024. The Company collected $0 and $95,414 as advances from Aixi during the six months ended June 30, 2025 and 2024. As of June 30, 2025 and December 31, 2024, the ending balance was $0.